Average Annual Total Returns (Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes), dei_DocumentInformationDocumentAxis, (PIMCO Municipal Bond Fund))	0 Months Ended
Mar. 01, 2013
Barclays Municipal 20 Year Index (17-22 Year) (reflects no deductions for fees, expenses or taxes) | | (PIMCO Municipal Bond Fund)
Average Annual Return:
1 Year	13.98%
5 Years	5.27%
10 Years	6.01%